Derivative Warrant Liabilities (Details) - USD ($)			3 Months Ended		6 Months Ended
	Apr. 21, 2026	Nov. 14, 2025	Apr. 30, 2026	Apr. 30, 2025	Apr. 30, 2026	Apr. 30, 2025	Apr. 15, 2026	Feb. 13, 2026	Dec. 15, 2025	Jan. 16, 2024	Sep. 18, 2023	Apr. 06, 2023
Derivative Warrant Liabilities [Line Items]
Loss on revaluation of total derivative warrant liabilities (in Dollars)			$ (452,435)	$ 664,768	$ (86,509)	$ 1,179,518
April 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued		1,305										4,505,718
September 2023 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued											7,500,000
January 2024 Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Number of shares issued										1,500,000
Warrants exercise price (in Dollars per share)							$ 6	$ 12.5	$ 25.607	$ 640
Warrants exercised common shares	22,785	3,923